CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Assets
Cash	$ 29,180	$ 480,852
Prepaid expenses	77,347	62,511
Total current assets	106,527	543,363
Investments held in Trust Account	58,809,205	57,784,454
Total Assets	58,915,732	58,327,817
Liabilities, Ordinary Shares Subject to Redemption and Shareholders’ Equity
Accounts payable and accrued expenses	295,416	135,256
Promissory note - related party	190,000
Total current liabilities	485,416	135,256
Deferred underwriting fee payable	1,150,000	1,150,000
Total Liabilities	1,635,416	1,285,256
Commitments and Contingencies (Note 6)	0	0
Shareholders’ Equity:
Addition paid-in capital	836,020	3,721,645
Retained earnings (accumulated deficit)	218,017	(19,738)
Total Shareholders’ Equity	1,054,201	3,702,071
Total Liabilities, Ordinary Shares Subject to Redemption and Shareholders’ Equity	58,915,732	58,327,817
Class A Ordinary Shares Subject to Possible Redemption
Liabilities, Ordinary Shares Subject to Redemption and Shareholders’ Equity
Class A Ordinary shares subject to possible redemption	56,226,115	53,340,490
Class A Ordinary Shares
Shareholders’ Equity:
Common stocck, value	20	20
Class B Ordinary Shares
Shareholders’ Equity:
Common stocck, value	$ 144	$ 144